SUPPLEMENT DATED JULY 1, 2005

TO PROSPECTUS DATED MAY 1, 2005

FOR

CHASE INSURANCE LIFE AND ANNUITY COMPANY

PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

CHASE INSURANCE ADVANTAGE III

Issued By

CHASE VARIABLE ANNUITY SEPARATE ACCOUNT

and

CHASE INSURANCE LIFE AND ANNUITY COMPANY

This Supplement amends certain information contained in your Chase Insurance Advantage III Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective July 1, 2005, the AIM V.I. Health Sciences Fund has been renamed the AIM V.I. Global Health Care Fund. Therefore, all references in the Prospectus to AIM V.I. Health Sciences Fund or AIM V.I. Health Sciences Subaccount are hereby replaced with AIM V.I. Global Health Care Fund and AIM V.I. Global Health Care Subaccount, respectively.

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For use in all states